Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) for 2014, 2013 and 2012 are presented in the table below.

Income Tax Expense (Benefit)

(Dollars in millions)	2014	2013	2012
Current income tax expense
U.S. federal	$443	$180	$458
U.S. state and local	340	786	592
Non-U.S.	513	513	569
Total current expense	1,296	1,479	1,619
Deferred income tax expense (benefit)
U.S. federal	583	2,056	(3,433)
U.S. state and local	85	(94)	(55)
Non-U.S.	58	1,300	753
Total deferred expense (benefit)	726	3,262	(2,735)
Total income tax expense (benefit)	$2,022	$4,741	$(1,116)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the expected U.S. federal income tax expense, calculated by applying the federal statutory tax rate of 35 percent, to the Corporation’s actual income tax expense (benefit), and the effective tax rates for 2014, 2013 and 2012 are presented in the table below.

Reconciliation of Income Tax Expense (Benefit)

	2014		2013		2012
(Dollars in millions)	Amount	Percent	Amount	Percent	Amount	Percent
Expected U.S. federal income tax expense	$2,399	35.0%	$5,660	35.0%	$1,075	35.0%
Increase (decrease) in taxes resulting from:		(0.001)%		(0.001)%		(0.001)%
State tax expense, net of federal benefit	276	4.0	450	2.8	349	11.4
Affordable housing credits/other credits	(950)	(13.8)	(863)	(5.3)	(783)	(25.5)
Changes in prior period UTBs, including interest	(741)	(10.8)	(255)	(1.6)	(198)	(6.4)
Tax-exempt income, including dividends	(533)	(7.8)	(524)	(3.2)	(576)	(18.8)
Non-U.S. tax rate differential (1)	(507)	(7.4)	(940)	(5.8)	(1,968)	(64.1)
Nondeductible expenses	1,982	28.9	104	0.6	231	7.5
Leveraged lease tax differential	53	0.8	26	0.2	83	2.7
Non-U.S. statutory rate reductions	—	—	1,133	7.0	788	25.7
Other	43	0.6	(50)	(0.4)	(117)	(3.8)
Total income tax expense (benefit)	$2,022	29.5%	$4,741	29.3%	$(1,116)	(36.3)%

(1)
Includes in 2012, a $1.7 billion income tax benefit attributable to the excess of foreign tax credits recognized in the U.S. upon repatriation of the earnings of certain non-U.S. subsidiaries over the related U.S. tax liability.

Reconciliation of Change in Unrecognized Tax Benefits
The reconciliation of the beginning unrecognized tax benefits (UTB) balance to the ending balance is presented in the table below.

Reconciliation of the Change in Unrecognized Tax Benefits

(Dollars in millions)	2014	2013	2012
Balance, January 1	$3,068	$3,677	$4,203
Increases related to positions taken during the current year	75	98	352
Increases related to positions taken during prior years (1)	519	254	142
Decreases related to positions taken during prior years (1)	(973)	(508)	(711)
Settlements	(1,594)	(448)	(205)
Expiration of statute of limitations	(27)	(5)	(104)
Balance, December 31	$1,068	$3,068	$3,677

(1)
The sum per year of positions taken during prior years differs from the $741 million, $255 million and $198 million in the Reconciliation of Income Tax Expense (Benefit) table due to temporary items, state items and jurisdictional offsets, as well as the inclusion of interest in the Reconciliation of Income Tax Expense (Benefit) table.

Summary of Income Tax Examinations
The Tax Examination Status table summarizes the status of significant examinations (U.S. federal unless otherwise noted) for the Corporation and various subsidiaries as of December 31, 2014.

Tax Examination Status

	Years under Examination	Status at December 31 2014
U.S. (1)	2010 – 2011	IRS Appeals
U.S.	2012 – 2013	Field examination
New York	2008 – 2012	Field examination
U.K.	2012	Field examination

(1)	Field examination completed during 2014. The Corporation filed a protest related to certain adjustments with the IRS administrative appeals division.

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Corporation’s net deferred tax assets and liabilities at December 31, 2014 and 2013 are presented in the table below.

Deferred Tax Assets and Liabilities

	December 31
(Dollars in millions)	2014	2013
Deferred tax assets
Net operating loss carryforwards	$9,787	$10,967
Accrued expenses	5,916	6,749
Tax credit carryforwards	5,614	9,689
Security, loan and debt valuations	5,190	4,264
Allowance for credit losses	5,047	6,100
Employee compensation and retirement benefits	3,665	2,729
State income taxes	2,034	2,643
Available-for-sale securities	—	1,918
Other	1,688	722
Gross deferred tax assets	38,941	45,781
Valuation allowance	(1,111)	(1,940)
Total deferred tax assets, net of valuation allowance	37,830	43,841

Deferred tax liabilities
Equipment lease financing	2,880	3,106
Intangibles	1,349	1,529
Mortgage servicing rights	1,041	1,547
Available-for-sale securities	828	—
Fee income	816	798
Long-term borrowings	587	3,033
Other	2,075	1,472
Gross deferred tax liabilities	9,576	11,485
Net deferred tax assets	$28,254	$32,356

Deferred Tax Assets And Related Valuation Allowances Recognized For Net Operating And Other Loss Carryforwards And Tax Credit Carryforwards
The table below summarizes the deferred tax assets and related valuation allowances recognized for the net operating loss (NOL) and tax credit carryforwards at December 31, 2014.

Net Operating Loss and Tax Credit Carryforward Deferred Tax Assets

(Dollars in millions)	Deferred Tax Asset	Valuation Allowance	Net Deferred Tax Asset	First Year Expiring
Net operating losses – U.S.	$3,065	$—	$3,065	After 2027
Net operating losses – U.K.	6,276	—	6,276	None (1)
Net operating losses – other non-U.S.	446	(316)	130	Various
Net operating losses – U.S. states (2)	1,168	(460)	708	Various
General business credits	3,383	—	3,383	After 2029
Foreign tax credits	2,231	(68)	2,163	After 2022

(1)	The U.K. net operating losses may be carried forward indefinitely.

(2)	The net operating losses and related valuation allowances for U.S. states before considering the benefit of federal deductions were $1.8 billion and $708 million.

Summary of Tax Credit Carryforwards
The table below summarizes the deferred tax assets and related valuation allowances recognized for the net operating loss (NOL) and tax credit carryforwards at December 31, 2014.

Net Operating Loss and Tax Credit Carryforward Deferred Tax Assets

(Dollars in millions)	Deferred Tax Asset	Valuation Allowance	Net Deferred Tax Asset	First Year Expiring
Net operating losses – U.S.	$3,065	$—	$3,065	After 2027
Net operating losses – U.K.	6,276	—	6,276	None (1)
Net operating losses – other non-U.S.	446	(316)	130	Various
Net operating losses – U.S. states (2)	1,168	(460)	708	Various
General business credits	3,383	—	3,383	After 2029
Foreign tax credits	2,231	(68)	2,163	After 2022

(1)	The U.K. net operating losses may be carried forward indefinitely.

(2)	The net operating losses and related valuation allowances for U.S. states before considering the benefit of federal deductions were $1.8 billion and $708 million.